Risk Management and Financial Instruments - Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses [Line Items]
Gross carrying amount	$ 8,997,853
Expected credit loss	$ (76,685)
Cash and cash equivalents [Member]
Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses [Line Items]
Weighted average loss rate
Gross carrying amount	$ 4,565,136
Expected credit loss
Margin cash [Member]
Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses [Line Items]
Weighted average loss rate
Gross carrying amount	$ 159,562
Expected credit loss
Trade accounts receivable [Member]
Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses [Line Items]
Weighted average loss rate	(1.81%)
Gross carrying amount	$ 4,231,924
Expected credit loss	$ (76,685)
Related party receivables [Member]
Schedule of Exposure to Weighted Average Loss Rate Gross Carrying Amount Impairment Losses [Line Items]
Weighted average loss rate
Gross carrying amount	$ 41,231
Expected credit loss